Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	DREYFUS/LAUREL FUNDS, INC.
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Feb. 27, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019
Dreyfus Bond Market Index Fund | Investor Shares
Prospectus:
Trading Symbol	DBMIX
Dreyfus Bond Market Index Fund | Class I
Prospectus:
Trading Symbol	DBIRX
Dreyfus Disciplined Stock Fund | Dreyfus Disciplined Stock Fund
Prospectus:
Trading Symbol	DDSTX
Dreyfus Institutional S&P 500 Stock Index Fund | Dreyfus Institutional S&P 500 Stock Index Fund - Class I
Prospectus:
Trading Symbol	DSPIX
Dreyfus Tax Managed Growth Fund | Class A
Prospectus:
Trading Symbol	DTMGX
Dreyfus Tax Managed Growth Fund | Class C
Prospectus:
Trading Symbol	DPTAX
Dreyfus Tax Managed Growth Fund | Class I
Prospectus:
Trading Symbol	DPTRX
Dreyfus Unconstrained Bond Fund | Class A
Prospectus:
Trading Symbol	DSTAX
Dreyfus Unconstrained Bond Fund | Class C
Prospectus:
Trading Symbol	DSTCX
Dreyfus Unconstrained Bond Fund | Class I
Prospectus:
Trading Symbol	DSTRX
Dreyfus Unconstrained Bond Fund | Class Y
Prospectus:
Trading Symbol	DSTYX